Document and Entity Information	Sep. 28, 2026
Amendment Flag	false
Entity Central Index Key	0001643303
Document Type	8-K
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	NANO DIMENSION LTD.
Entity Incorporation State Country Code	L3
Entity File Number	001-37600
Entity Tax Identification Number	52-0029109
Entity Address, Address Line One	60 Tower Road
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	866
Local Phone Number	496-1805
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Rights to Purchase American Depositary Shares [Member]
Title of 12(b) Security	Rights to Purchase American Depositary Shares
Trading Symbol	NNDM
Security Exchange Name	NASDAQ
American Depositary Shares [Member]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	NNDM
Security Exchange Name	NASDAQ